Asset Retirement Obligations - Schedule of Information Related to Asset Retirement Obligations (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
Balance at December 31, 2019		$ 5,623
Purchase price allocation adjustment		29
Accretion expense	$ 33	726
Liabilities settled		(62)
Balance at December 31, 2020	$ 5,623	$ 6,316